Escrow Receivable	12 Months Ended
Jun. 30, 2020
Escrow Receivable [Abstract]
ESCROW RECEIVABLE

NOTE 5 – ESCROW RECEIVABLE

As of June 30, 2019, the Company placed $200,000 in an escrow account in connection with the Company's indemnification as part of its IPO raise. The escrow receivable was collected on February 10, 2020.